Note 30 - Contingent Liability	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of contingent liabilities [text block]
30.	CONTINGENT LIABILITY

The Company has contingent liabilities arising from lawsuits in the normal course of its business.
Due to their nature, such legal proceedings involve inherent uncertainties including, but not
limited to, court and tribunals rulings, negotiations between affected parties and governmental actions, and as a consequence the Company’s management cannot at this stage estimate the likely timing of the resolution of these matters.

Contingent liabilities with a probable likelihood of loss are fully recorded as liabilities (Note
26
–
Provisions
).

The Company also has lawsuits related to tax, civil and labor, for which the likelihood of loss classified by management as possible and for which there are no
provisions. Estimates of amounts of possible losses are as follows:

	2017	2016

IRPJ and CSLL	31,757.3	28,934.8
PIS and COFINS	3,485.2	1,971.1
ICMS and IPI	19,805.5	16,046.9
Labor	287.1	222.0
Civil	4,071.5	4,417.6
Others	1,113.4	858.1
	60,520.0	52,450.5

Principal lawsuits with a likelihood of possible loss:

Brazilian Federal Taxes

Special goodwill reserve

In
December 2011,
the Company received a tax assessment related to the goodwill amortization resulting from Inbev Holding Brasil S.A. In
November 2014
the Lower Administrative Court concluded the judgment. The decision was partly favorable, Ambev presented a motion to clarify the decision to the Administrative Court. In
September 2016,
this motion was partially admitted and Ambev was formally notified of said decision in
January 2018.
As the decision of the Administrative Council of Tax Appeals (“CARF”) remained partially favorable, Ambev will file a judicial proceeding to discuss the unfavorable part of the decision and received a favorable decision in the injuctionand the remaining portion will still be submitted for reconsideration by the Administrative Upper Court.

In
June 2016,
Ambev received tax assessment charging the remaining value of the goodwill amortization, related to InBev B Holding Brasil S.A’s merger with Ambev, from
2011
to
2013.
In
March 2017,
Ambev was notified of the partially favorable
first
level administrative decision on this tax assessment and filed an appeal to Lower Administrative Court.

Ambev management estimates possible losses in relation to the total amortization period (
2005
-
2013
) to be approximately
R$8.3
billion (
R$7.8
billion as of
31
December 2016),
classified as possible loss, and, therefore,
no
provision was made by the Company in this matter. In the event Ambev is required to pay these amounts, AB Inbev will reimburse Ambev the amount proportional (
70%
) to the benefit received by the company pursuant to the merger protocol, as well as the related costs.

Goodwill BAH

In
October 2013,
we also received a tax assessment related to the goodwill amortization resulting from the merger of Beverage Associates Holding Limited (“BAH”) into Ambev. In
December 2014,
Ambev filed an appeal against the unfavorable
first
level administrative decision published in
November 2014.
In
March 2017,
Lower Administrative Court concluded the judgment to send the case back to the first
level administrative judgment due to processual matters. In
July 2017,
Ambev was notified of the revised
first
level decision and filed a new Voluntary Appeal. The possible risk amount is approximately R$
1.6
billion (R$
1.5
billion as of
December 31, 2016).
There was
no
provision made on the matter.

Goodwill CND Holdings

In
November 2017,
Ambev received a tax assessment related to the amortized goodwill related to the merger of CND Holdings into Ambev. Ambev filed a defense at the legal term and awaits judgment by the Federal Revenue Service (“DRJ”). The possible risk amount is approximately R$
1.1
billion. There was
no
provision made on the matter.

Profits earned abroad

During the
first
quarter of
2005,
certain of our subsidiaries received a number of assessments from the RFB relating to profits obtained by subsidiaries domiciled abroad. In
December 2008,
the Administrative Court handed down a decision on
one
of the tax assessments relating to earnings of our foreign subsidiaries. This decision was partially favorable to us, and in connection with the remaining part, we filed an appeal to the Appellate Division of the Administrative Court which was finally dismissed in
March 2017.
In
September 2017,
Ambev filed a court order to discuss the matter with an injunction granted in favor of the Company.

In
December 2013,
2016
and
October 2017,
the Company received tax assessments related to the matter. We have not
recorded any provision in connection with those assessments. We estimate our exposure to possible losses in relation to these assessments to be
R$6.1billion
(
R$4.9
billion at
December 31, 2016)
and to probable losses to be
R$44.2
million as of that date, for which we have recorded a provision in the corresponding amount (
R$41.6
million at
December 31, 2016).

Utilization of tax loss on mergers

The Company and its subsidiaries have received tax assessments from the Brazilian Tax authorities, from certain tax credits arising from alleged non-compliance with the Brazilian tax regulation concerning accumulated tax losses by companies in their final year of existence, following a merger.

In
February 2016,
Ambev was notified of the closure of the administrative phase and filed lawsuits to discuss the matter. In
September 2016,
Ambev received the
first
favorable court decision. In
March 2017,
Ambev received an unfavorable decision in the
first
judicial instance in the
second
case under discussion in the judiciary and filed an Appeal.

No
provisions have been made for these cases as Ambev believes that there are no
express legal grounds that limit the use of tax losses in cases where legal entities are extinguished (including in the case of mergers), and therefore the tax inspector’s interpretation in these tax assessments does not
apply.

The Company estimates the possible exposure to losses on these assessments at approximately
R$549.4
million (
R$522.9
million at
December 31, 2016).

Disallowance of Expenses and Deductible Losses

On
December 2014,
Ambev received a tax assessment from the Brazilian Federal Tax Authorities related to the disallowance of alleged non-deductible expenses and the deduction of certain losses mainly associated to financial investments and loans, in the amount of approximately
R$1.3
billion. In
August 2017,
the Administrative Council of Tax Appeals ("CARF") concluded the judgment fully favorable to Ambev and, in
December 2017,
Ambev was notified of said decision, as well as of the manifestation from the fiscal authority informing the non-interposition of appeal and the permanent discontinuance of the case.

In
December 2015
and in
December 2016,
Ambev also received other tax assessments related to the same matter. Ambev Management estimates the amount of possible losses in relation to this assessment to be approximately
R$4.4
billion as of
December
31,
2017
(
R$5.6
billion as of
December
31,
2016
).

Disallowance of taxes paid abroad

Since
2014,
Ambev has been receiving tax assessments from the Brazilian Federal Tax Authorities related to the disallowance of deductions associated with alleged unproven taxes paid abroad.

The Company filed a defense for all cases and awaits a decision in the first
instance for the cases received in
2015
and
2016
and by the Administrative Court Management for the others.

In
September, 2017,
Ambev opted to include part of these tax assessments in the Special Tax Regularization Program established by the Provisional Measure nº.
783
(“PERT”). Ambev management estimates an amount of approximately
R$7.2
billion (
R$2.8
billion as of
December 31, 2016)
as possible loss.

Presumed Profit

In
April 2016,
Arosuco (subsidiary of Ambev) received a tax assessment regarding the use of Presumed Profit Method for the calculation of income tax and the social contribution on net profit instead of Real Profit method. In
September, 2017,
Arosuco was notified of the unfavorable
first
level administrative decision and filed Voluntary Appeal. Arosuco management estimates the amount of possible losses in relation to this assessment to be approximately
R$616.1
million (
R$569.6
billion as of
December 31, 2016).

In
December 2016,
CRBS (a subsidiary of Ambev) received a tax assessment regarding the use of Presumed Profit Method for the calculation of income tax and social contribution on net profit instead of the Real Profit method. In
July 2017,
CRBS received an unfavorable decision at the
first
administrative instance and filed a Voluntary Appeal. In
September 2017,
the Company opted to include this tax assessment in the Special Tax Regularization Program established by Provisional Measure nº.
783
(“PERT”). There are
no
loss amounts related to this matter as of
December 31, 2017 (
R $
3.6
billion as of
December 31, 2016).

PIS and COFINS

PIS/COFINS over bonus products

Since
2015,
Ambev has been receiving tax assessments issued by the Brazilian federal tax authorities, relating to amounts allegedly due under Integration Programme/Social Security Financing Levy (PIS/COFINS) over bonus products granted to its customers. The cases are now being discussed at Courts. Ambev management estimates the possible losses related to these assessments to be approximately
R$3.1
billion (
R$1.5
billion as of
31
December 2016).

ICMS and IPI

ICMS-ST Unconditional Discounts

Ambev has been party to legal proceedings with the State of Rio de Janeiro where it is challenging such State’s attempt to assess ICMS Value-Added Tax with respect to unconditional discounts granted by Ambev from
January 1996
to
February 1998.
In
October 2015
and
January 2016,
Ambev decided pay the debts related to the assessments issued by the State of Rio de Janeiro under an incentive tax payment, in the total amount of approximately
R$271
million. In
2013,
2014
and
2015,
Ambev has been receiving similar tax assessments with the States of Pará and Piauí. The Company filed a defense for this cases and currently awaits a decision. After the payments to the State of Rio de Janeiro, Ambev management estimates the amount involved in these proceedings to be approximately
R$599.7
million (
R$559.5
million as of
31
December 2016),
classified as possible loss.

ICMS fiscal war

Ambev is currently challenging tax assessments from the States of São Paulo, Rio de Janeiro, Minas Gerais and other States, which question the legality of tax credits arising from existing tax incentives received in other States. Ambev management estimates the possible losses related to these assessments to be approximately
R$1.9
billion (
R$1.8
billion as of
December 31, 2016)
classified as possible loss.

ICMS-ST Trigger

Over the years, Ambev has received tax assessments relating to supposed ICMS differences considered due when the price of the products sold by the company reaches levels close to or above the fixed price table basis established by States. Ambev is currently challenging those charges before Courts

Among other similar cases, in
2016,
Ambev received
three
assessment, issued by the State of Minas Gerais, in the original amount of
R$1.4
billion. In the
second
quarter of
2017,
the Administrative Court of the State Minas Gerais, concluded the judgment of three
relevant cases, unfavorably to Ambev. Ambev presented defense against such decisions to the Upper House of the Administrative Tax Court of the State of Minas Gerais and awaits for judgement.

In
2017,
Ambev has receive a new tax assessments issued by the State of Rio de Janeiro, about these same issue in the total historical amount of
900
million. The Company filed a defense for this cases and currently awaits a decision of the Administrative Court of the State Rio de Janeiro.

Ambev management estimates the total possible losses related to this issue to be approximately
R$5.8
billion (
R$4.5
billion as of
31
December 2016).
Ambev has recorded provisions in the total amount of
R$6.7
million in relation to the proceedings for which it considers the chances of loss to be probable, considering specific procedural issues.

Manaus Free Trade Zone - IPI

Goods manufactured within the Manaus Free Trade Zone – ZFM intended for consumption elsewhere in Brazil are exempt from the IPI. The units of Ambev have been registering IPI presumed credits upon the acquisition of exempted inputs manufactured therein in the Manaus Free Trade Zone. Since
2009
we have been receiving a number of tax assessments from the RFB relating to the disallowance of such presumed credits, which are under discussion before the Brazilian Supreme Court. Management estimates possible losses in relation to these assessments to be
R$3.2
billion (
R$2.0
billion as of
December 31, 2016).

In addition, over the years, Ambev has received tax assessments from the Brazilian Federal Tax Authorities charging federal taxes considered unduly offset with the disallowed IPI excise tax credits which are under discussion in other proceedings. Ambev is challenging those charges before Courts. Ambev management estimates the possible losses related to these assessments to be approximately
R$900
million (
R$735.5
million as of
31
December 2016).

IPI Excise Tax

In
2014
and
2015,
we received tax assessments from Brazilian Federal Tax Authorities related to IPI exercise tax, supposedly due over remittances of manufactured goods to other related factories. Management estimates the possible losses related to these assessments to be approximately
R$1.5
billion (
R$1.5
billion as of
December 31, 2016).

Civil

Subscription Warrants

Certain holders of warrants issued by Old Ambev in
1996
for exercise in
2003
have filed lawsuits to be able to subscribe the corresponding shares for an amount lower than what the Company considers to have been established at the time of the issuance of the warrants. The warrants object of those six
proceedings represented, on
December 31,
2017,172.8
million Ambev common shares that would be issued at a value substantially below fair market value, should claimants ultimately prevail. The plaintiffs also claim they should receive past dividends related to these shares in the amount of
R$846.9
million (
R$761.7
million on
December 31, 2016).
The Company believes that the loss of this lawsuit is possible has not
recorded any provision in connection therewith. In the last quarter of
2017
the Company reassessed and the likelihood of loss is remote of this lawsuits and will not
be disclosure of the coming interim financial statements.

Lawsuit against Brewers Retail Inc.

On
12
December 2014,
claimants in Canada brought a lawsuit against the Liquor Control Board of Ontario (“LCBO”), Brewers Retail Inc. (“The Beer Store”) and the owners of The Beer Store (Molson Coors Canada, Sleeman Breweries Ltd. and Labatt Breweries of Canada LP). The lawsuit, brought pursuant to the Ontario Class Proceedings Act in the Ontario Superior Court of Justice, seeks a declaration that LCBO and
The Beer Store
agreed with each to allocate sales, territories, customers or markets for the supply of beer sold in Ontario since
June 1, 2000,
and a declaration that the owners of The Beer Store agreed to fix. The claimants are seeking damages not
exceeding
R$3.7
billion (
R$3,4
billion as of
December 31, 2016),
for all mentioned parts. Considering that The Beer Store operates according to the rules established by the Government of Ontario and that prices at The Beer Store are independently set by each brewer, the Company believes that there are strong defenses and, accordingly, has not
recorded any provision in connection therewith.

Contingent assets

According to IAS
37,
contingent assets are
not
recorded in consolidated financial statements, except when the realization of income is virtually certain. There was no
probable contingent assets to be disclosed
on
December 31, 2017.

The Company and its subsidiaries apply for the refund of the PIS and COFINS installments collected with the inclusion of ICMS in their calculation bases for the period from
1990
onwards. The amounts involved in the refund requests are still being determined.